Balance Sheet Components - Accrued Expenses and Other (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other
Accrued expenses	$ 849,252	$ 482,984
Accrued payroll and bonus	100,256	196,900	$ 29,267
Excise tax payable	2,159,147
Credit card liabilities	152,073	155,407	57,902
Income taxes payable	512,562	250
Other		250
Total accrued expenses and other	$ 3,773,290	$ 835,541	$ 87,169